Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (15,842)	$ 121,431	$ 39,787
Other comprehensive (loss) income, net of tax
Currency translation adjustments	(82,368)	(46,952)	41,601
Defined benefit retirement plans
Net gain (loss) arising during the period, other	8,177	9,210	8,827
Amortization of actuarial loss	628	1,078	2,308
Amortization of prior service (gain) cost	(228)	7	(69)
Current period change in fair value of derivatives	1,372	2,226	(3,278)
Unrealized (loss) gain on available-for-sale securities	(1,881)	(2,945)	2,091
Other comprehensive (loss) income	(74,300)	(37,376)	51,480
Comprehensive (loss) income	(90,142)	84,055	91,267
Less: Comprehensive income attributable to noncontrolling interest	(39)	(78)	(37)
Comprehensive (loss) income attributable to Quaker Chemical Corporation	$ (90,181)	$ 83,977	$ 91,230